WARRANTS AND DERIVATIVES - Summary of Fair Value of Liability-Classified Warrants and Derivatives (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial recognition from discount on debt	$ 16,759
Initial recognition from deferred debt commitment costs	42,247
Initial recognition from loss on extinguishment of debt	16,859
Change in fair value of warrant and derivative liabilities	(1,716)
Ending Balance	74,149
CurrentWarrant and Derivative Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial recognition from discount on debt	14,240
Initial recognition from deferred debt commitment costs	42,247
Initial recognition from loss on extinguishment of debt	15,002
Change in fair value of warrant and derivative liabilities	(2,971)
Ending Balance	68,518
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial recognition from discount on debt	2,519
Initial recognition from deferred debt commitment costs	0
Initial recognition from loss on extinguishment of debt	1,857
Change in fair value of warrant and derivative liabilities	1,255
Ending Balance	$ 5,631